Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenues
Revenues consist of the following:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
SAAS Businesses
Developer Services	113,608	115,006	17,170
Vertical Applications	52,001	46,471	6,938

Total revenues	165,609	161,477	24,108